Average Annual Total Returns - Dynamic Alpha Macro Fund		12 Months Ended	17 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	20.87%
Barclay Global Macro Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.18%	8.56%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		18.37%	16.98%
Performance Inception Date		Jul. 31, 2023
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.32%	14.73%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.02%	12.15%

[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses, or taxes.
[2]	The Fund’s Institutional Class Shares commenced operations on July 31, 2023. The Fund’s Investor Class Shares have not commenced operations.
[3]	Barclay Global Macro Index is maintained by BarclayHedge, and measures the performance of hedge fund managers who take long and short positions across major capital and derivative markets worldwide. These positions are based on the managers’ views of macroeconomic trends and global events. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any taxes.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.